Financial instruments - risk management (Details 4) - Liquidity risk [member] - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Total
Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total
Not later than three months [member]
IfrsStatementLineItems [Line Items]
Total	1,222	1,082	1,263
Not later than three months [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total	1,173	1,036	1,131
Not later than three months [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	49	46	25
Not later than three months [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total			107
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Total	140	171	75
Later than three months and not later than one year [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than three months and not later than one year [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	140	171	75
Later than three months and not later than one year [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total	188	195	61
Later than one year and not later than two years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than one year and not later than two years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	188	195	61
Later than one year and not later than two years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	254	442	8
Later than two years and not later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than two years and not later than five years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total	254	442	8
Later than two years and not later than five years [member] | Government and Research Loans [Member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Trade and other payables [member]
IfrsStatementLineItems [Line Items]
Total
Later than five years [member] | Finance Lease [Member]
IfrsStatementLineItems [Line Items]
Total